Provisions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Probable loss in provisions	R$ 815,211	R$ 832,050
Possible loss in provisions	1,458,745	858,965
Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Probable loss in provisions	165,475	188,500
Possible loss in provisions	74,212	55,193
Labor [Member]
IfrsStatementLineItems [Line Items]
Probable loss in provisions	425,711	475,191
Possible loss in provisions	137,245	102,216
Taxes [Member]
IfrsStatementLineItems [Line Items]
Probable loss in provisions	224,025	168,359
Possible loss in provisions	R$ 1,247,288	R$ 701,556